AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 96.0%
Communication Services - 1.3%
Integral Ad Science Holding Corp.*	85,000	$685,100
MediaAlpha, Inc., Class A*	78,000	720,720

Total Communication Services		1,405,820
Consumer Discretionary - 7.1%
Boot Barn Holdings, Inc.*	15,000	1,611,450
Bright Horizons Family Solutions, Inc.*	9,000	1,143,360
Global-e Online, Ltd. (Israel)*	30,000	1,069,500
Valvoline, Inc.*	35,158	1,223,850
Warby Parker, Inc., Class A*	65,300	1,190,419
Wyndham Hotels & Resorts, Inc.	12,800	1,158,528

Total Consumer Discretionary		7,397,107
Consumer Staples - 3.8%
BJ's Wholesale Club Holdings, Inc.*	20,000	2,282,000
The Chefs' Warehouse, Inc.*,1	17,585	957,679
Freshpet, Inc.*	9,100	756,847

Total Consumer Staples		3,996,526
Energy - 4.3%
Cactus, Inc., Class A	18,600	852,438
Excelerate Energy, Inc., Class A	25,500	731,340
Infinity Natural Resources, Inc., Class A*,1	45,838	859,463
Magnolia Oil & Gas Corp., Class A	36,300	916,938
Matador Resources Co.	21,070	1,076,466

Total Energy		4,436,645
Financials - 9.4%
Hamilton Lane, Inc., Class A1	16,500	2,453,055
MVB Financial Corp.	42,000	727,440
Paymentus Holdings, Inc., Class A*	35,800	934,380
PJT Partners, Inc., Class A	6,575	906,561
Safety Insurance Group, Inc.	29,100	2,295,408
Victory Capital Holdings, Inc., Class A	42,500	2,459,475

Total Financials		9,776,319
Health Care - 16.5%
Addus HomeCare Corp.*	18,500	1,829,465
Ceribell, Inc.*	28,000	537,880
CG Oncology, Inc.*	28,014	686,063
Insmed, Inc.*	31,644	2,414,121
Inspire Medical Systems, Inc.*	11,500	1,831,720
Krystal Biotech, Inc.*	7,600	1,370,280
Merus, N.V. (Netherlands)*	18,000	757,620
Newamsterdam Pharma Co., N.V. (Netherlands)*	48,056	983,706
Soleno Therapeutics, Inc.*	11,061	790,308
	Shares	Value

Stevanato Group S.p.A. (Italy)[1]	71,000	$1,449,820
Vaxcyte, Inc.*	15,000	566,400
Vericel Corp.*	35,000	1,561,700
Verona Pharma PLC, ADR (United Kingdom)*	17,500	1,111,075
Xenon Pharmaceuticals, Inc. (Canada)*	38,387	1,287,884

Total Health Care		17,178,042
Industrials - 28.8%
ACV Auctions, Inc., Class A*	122,100	1,720,389
Applied Industrial Technologies, Inc.	4,159	937,189
The AZEK Co., Inc.*	39,284	1,920,595
Casella Waste Systems, Inc., Class A*	22,000	2,453,220
Comfort Systems USA, Inc.	4,200	1,353,786
Construction Partners, Inc., Class A*,1	17,500	1,257,725
Embraer, S.A., Sponsored ADR (Brazil)*	23,500	1,085,700
Esab Corp.	20,800	2,423,200
Exponent, Inc.	15,000	1,215,900
FTAI Aviation, Ltd.	7,800	866,034
Hexcel Corp.	21,500	1,177,340
ITT, Inc.	9,928	1,282,300
JBT Marel Corp.	6,904	843,669
Karman Holdings, Inc.*	21,500	718,530
Kratos Defense & Security Solutions, Inc.*,1	38,013	1,128,606
Loar Holdings, Inc.*,1	20,300	1,434,195
MYR Group, Inc.*	9,000	1,017,810
Pursuit Attractions and Hospitality, Inc.*	22,430	793,798
RBC Bearings, Inc.*	4,000	1,287,080
Regal Rexnord Corp.	20,000	2,277,000
Tetra Tech, Inc.	58,405	1,708,346
WillScot Holdings Corp.	41,000	1,139,800

Total Industrials		30,042,212
Information Technology - 23.3%
ASGN, Inc.*	10,850	683,767
Clearwater Analytics Holdings, Inc., Class A*	58,800	1,575,840
Credo Technology Group Holding, Ltd.*	22,700	911,632
CyberArk Software, Ltd. (Israel)*	9,000	3,042,000
Intapp, Inc.*	20,992	1,225,513
JFrog, Ltd. (Israel)*	78,016	2,496,512
Kulicke & Soffa Industries, Inc. (Singapore)	22,000	725,560
Lattice Semiconductor Corp.*	26,500	1,389,925
MACOM Technology Solutions Holdings, Inc.*	9,900	993,762
Onestream, Inc.*	48,807	1,041,542
Onto Innovation, Inc.*	8,007	971,569
PAR Technology Corp.*,1	24,200	1,484,428

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 23.3% (continued)
Q2 Holdings, Inc.*	18,895	$1,511,789
ServiceTitan, Inc., Class A*,1	18,000	1,711,980
Synaptics, Inc.*	13,000	828,360
Vertex, Inc., Class A*,1	56,500	1,978,065
Workiva, Inc.*	23,000	1,745,930

Total Information Technology		24,318,174
Real Estate - 1.5%
National Storage Affiliates Trust, REIT	40,039	1,577,536

Total Common Stocks (Cost $93,764,612)		100,128,381

	Principal Amount
Short-Term Investments - 7.5%
Joint Repurchase Agreements - 3.5%[2]
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $1,000,123 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $1,020,126)	$1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 03/31/25, due 04/01/25, 4.360% total to be received $1,000,121 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 04/10/25 - 12/15/66, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

State of Wisconsin Investment Board, dated 03/31/25, due 04/01/25, 4.470% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/26 - 02/15/53, totaling $1,018,647)	$1,000,000	$1,000,000
TD Securities LLC, dated 03/31/25, due 04/01/25, 4.370% total to be received $598,054 (collateralized by a U.S. Treasury, 4.875%, 10/31/28, totaling $609,941)	597,981	597,981

Total Joint Repurchase Agreements		3,597,981

	Shares
Other Investment Companies - 4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[3]	1,684,403	1,684,403
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	2,526,604	2,526,604

Total Other Investment Companies		4,211,007

Total Short-Term Investments (Cost $7,808,988)		7,808,988
Total Investments - 103.5% (Cost $101,573,600)		107,937,369
Other Assets, less Liabilities - (3.5)%		(3,631,584)
Net Assets - 100.0%		$104,305,785

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,380,732 or 11.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$100,128,381	—	—	$100,128,381
Short-Term Investments
Joint Repurchase Agreements	—	$3,597,981	—	3,597,981
Other Investment Companies	4,211,007	—	—	4,211,007
Total Investments in Securities	$104,339,388	$3,597,981	—	$107,937,369

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,380,732	$3,597,981	$9,017,857	$12,615,838
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.